Outstanding Loans and Leases - Loans Held-for-Sale (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable Held-for-sale, Amount	$ 13.8	$ 35.1
Proceeds from sales securitizations and paydowns of loans held for sale	147.5	281.7	365.1
Proceeds used for originations and purchase of loan held for sale	$ 118.2	$ 263.0	$ 369.4